Accounts receivable - Narrative (Details) € in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Nov. 05, 2026 USD ($)	Nov. 05, 2026 EUR (€)	Sep. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Holdback receivable	$ 2,141		$ 2,141					$ 5,811
Interest and other income, net of bank charges	156	$ 653	892	$ 1,155
Discontinued Operations, Disposed of by Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Held in escrow	9,391		9,391				€ 8,000
Holdback receivable	$ 6,493		6,493				€ 5,500
Interest and other income, net of bank charges			$ 649
Discontinued Operations, Disposed of by Sale | Subsequent Event
Accounts, Notes, Loans and Financing Receivable [Line Items]
Held in escrow					$ 2,350	€ 2,100